Other Income (expense), net	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Income (expense), net

16. Other Income (expense), net

The following table presents other income (expense), net, for the years ended December 31, 2023 and 2022 (in thousands):

	For the years ended December 31,
	2023	2022
Other income:
Recognition of Cizzle deferred revenue upon option exercise	$1,480	$-
Recognition of Vela deferred revenue upon option exercise	2,774	-
Change in fair value of Cizzle option	1,280	-
Change in fair value of Vela option	970	-
Change in fair value of warrant liability	81	-
Interest Income	15	-
Other	115	-
Unrealized foreign currency transaction gain	39	-
Total other income:	6,754	-
Other expense:
Loss on issuance of Cizzle option	-	1,300
Loss on issuance of Vela option	987
Change in fair value of convertible notes payable	426	265
Loss on the sale of equity securities	-	129
Placement fees on sale of investment in equity securities	-	33
Interest expense	211	-
Realized foreign currency transaction loss	403	-
Total other expense	2,027	1,727
Total other (expense) income, net	$4,727	$(1,727)